Details of Income Statement Items (Sales) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Notes to Consolidated Financial Statements [Abstract]
Sales		$ 5,043	$ 5,271	$ 5,556
Cost of sales [Abstract]
Materials consumed		1,647	1,702	1,643
Cost of labor		794	766	791
Depreciation and amortization		416	384	384
Energy and fuel		316	340	349
Other	[1]	380	262	535
Cost of sales		$ 3,553	$ 3,454	$ 3,702

[1]	The amount in 2020 includes a write-off of inventory, mainly inventory in-process unlikely to be realized, in the amount of $55 million following the discontinuation of the unprofitable production and sale of the phosphate rock activity in Rotem Israel.